UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21455
Guggenheim Enhanced Equity Strategy Fund
(Exact name of registrant as specified in charter)

227 W. Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 W. Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100

Date of fiscal year end: October 31

Date of reporting period: November  1, 2015 – January 31, 2016

Item 1.Schedule of Investments.
Attached hereto.

Guggenheim Enhanced Equity Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
EXCHANGE-TRADED FUNDS† - 148.6%
SPDR S&P 500 ETF Trust1	283,977	$55,054,622
iShares S&P 500 Growth ETF1	202,538	22,240,698
iShares S&P 500 Value ETF1	229,568	19,318,147
PowerShares QQQ Trust Series 11	129,579	13,493,061
iShares Russell 2000 Index ETF1	131,078	13,489,237
Total Exchange-Traded Funds
(Cost $135,977,074)		123,595,765
SHORT TERM INVESTMENTS† - 2.4%
Dreyfus Treasury Prime Cash Management Institutional Shares, 0.00%2	1,979,402	1,979,402
Total Short Term Investments
(Cost $1,979,402)		1,979,402
Total Investments - 151.0%
(Cost $137,956,476)		$125,575,167

	Contracts
	(100 shares
	per contract)	Value
OPTIONS WRITTEN† - (3.2)%
Call options on:
S&P 500 Index Expiring February 2016 with strike price of $1,895.00*	139	$(781,875)
Russell 2000 Index Expiring February 2016 with strike price of $1,015.00*	259	(889,665)
NASDAQ 100 Index Expiring February 2016 with strike price of $4,165.00*	63	(968,940)
Total Call options		(2,640,480)
Total Options Written
(Premiums received $1,318,489)		(2,640,480)
Other Assets & Liabilities, net - (47.8)%		(39,774,656)
Total Net Assets - 100.0%		$83,160,031

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 2.
1	Security is segregated as collateral for open written option contracts and borrowings outstanding.
2	Rate indicated is the 7-day yield as of January 31, 2016.
S&P	Standard & Poor’s.

The following table summarizes inputs used to value the Fund’s investments at January 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Description	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Exchange-Traded Funds	$123,595,765	$–	$–	$123,595,765
Short Term Investments	1,979,402	–	–	1,979,402
Total Assets	$125,575,167	$–	$–	$125,575,167
Liabilities
Options Written	$2,640,480	$–	$–	$2,640,480
Total Liabilities	$2,640,480	$–	$–	$2,640,480

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current period.

For the period ended January 31, 2016, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Guggenheim Enhanced Equity Strategy Fund’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1.	Significant Accounting Policies
The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. Eastern time on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean between the last available bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Exchange-traded options are valued at the mean between the bid and ask prices on the principal exchange on which they are traded.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, provided such amount approximates market value.

Investments for which market quotations are not readily available (including restricted securities) are fair valued as determined in good faith by the Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s)

in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.	Fair Value Measurement
In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment. There are no fair valued securities as of January 31, 2016.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3.	Federal Income Taxes
As of January 31, 2016, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Derivatives
$138,177,095	$ – -	$(12,601,928)	$(12,601,928)	$(1,321,991)

Item 2.Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Enhanced Equity Strategy Fund

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date: March 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date: March 29, 2016

By:	/s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date: March 29, 2016